UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-01608
                                                     ---------

                           FRANKLIN HIGH INCOME TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

Franklin High Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower-rated debt securities.

ASSET ALLOCATION
Based on Total Net Assets as of 5/31/08

                                   (PIE CHART)

Corporate Bonds .................................   91.7%
Preferred & Common Stocks .......................    2.6%
Senior Floating Rate Interests ..................    2.1%
Short-Term Investments & Other Net Assets .......    3.6%

This annual report for Franklin High Income Fund covers the fiscal year ended May 31, 2008.

PERFORMANCE OVERVIEW

Franklin High Income Fund - Class A posted a +0.02% cumulative total return for the 12 months under review. The Fund outperformed its benchmark, the Credit Suisse (CS) High Yield Index, which had a -1.23% return, and its peers as measured by the Lipper High Current Yield Funds Classification Average, which had a -2.61% return for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

(1.) Sources: Credit Suisse; Lipper Inc. The CS High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the 12-month period ended 5/31/08, there were 460 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                Annual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended May 31, 2008, the U.S. economy slowed as gross domestic product growth decelerated sharply to an annualized 0.6% in the fourth quarter of 2007 from a fairly robust growth rate of 4.9% in the preceding quarter. As the financial, labor and housing markets continued to deteriorate, investor and consumer confidence waned, which led to a pullback in consumer spending. These factors as well as upward inflationary pressures from a weakening U.S. dollar and increasing food, energy and commodity prices weighed on the overall economy. The retrenchment continued in the first quarter of 2008 as the economy grew at a slightly better 1.0% annualized rate.

Volatile oil prices reached a historical high in May, topping $132 per barrel, before retreating to $127 by period-end. Despite inflation risks from higher food and energy costs, core inflation, which excludes such costs, remained relatively subdued at an annual 2.3% rate in May 2008.(2) However, this level was modestly above the Federal Reserve Board's (Fed) informal target range of 1.5%-2%. The core personal consumption expenditures price index reported a 12-month increase of 2.1%.(3)

The Fed acted aggressively to restore liquidity and confidence to unsettled financial markets and cut interest rates seven times over the 12-month period, bringing the federal funds target rate to 2.00% by period-end. The Fed also implemented a series of unconventional measures aimed at easing strained credit conditions. It created a $200 billion loan program intended to provide liquidity to a wider range of financial institutions that could also use riskier assets for collateral, such as illiquid mortgage-backed securities. After a run on Bear Stearns nearly resulted in the investment bank's collapse, the Fed orchestrated its acquisition by JPMorgan Chase. In addition, federal regulators eased capital requirements on government-sponsored Fannie Mae and Freddie Mac.

Despite the Fed's actions, U.S. Treasuries rallied and financial stocks continued to sell off for most of the reporting period. Fixed income spreads generally widened relative to Treasury yields over the period due to heightened market turbulence. Investors continued to seek the relative safety of short- and intermediate-term U.S. Treasury securities as Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined significantly, with the two-year bill yielding 2.66% at the end of May, down from 4.92% a year earlier. Over the same period, the 10-year U.S. Treasury note yield declined from 4.90% to 4.06%. However, by period-end, it appeared that the Fed's aggressive campaigns

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Bureau of Economic Analysis.


                                4 | Annual Report

DIVIDEND DISTRIBUTIONS*
6/1/07-5/31/08

                                      DIVIDEND PER SHARE
                                                                       ADVISOR
MONTH          CLASS A       CLASS B       CLASS C       CLASS R        CLASS
-----        -----------   -----------   -----------   -----------   -----------
June          1.25 cents    1.17 cents    1.15 cents    1.19 cents    1.27 cents
July          1.25 cents    1.17 cents    1.15 cents    1.19 cents    1.27 cents
August        1.25 cents    1.17 cents    1.15 cents    1.19 cents    1.27 cents
September     1.25 cents    1.16 cents    1.17 cents    1.20 cents    1.28 cents
October       1.25 cents    1.16 cents    1.17 cents    1.20 cents    1.28 cents
November      1.25 cents    1.16 cents    1.17 cents    1.20 cents    1.28 cents
December**    1.90 cents    1.81 cents    1.82 cents    1.83 cents    1.93 cents
January       1.25 cents    1.16 cents    1.17 cents    1.18 cents    1.28 cents
February      1.25 cents    1.16 cents    1.17 cents    1.18 cents    1.28 cents
March         1.25 cents    1.16 cents    1.16 cents    1.21 cents    1.28 cents
April         1.25 cents    1.16 cents    1.16 cents    1.21 cents    1.28 cents
May           1.25 cents    1.16 cents    1.16 cents    1.21 cents    1.28 cents
             -----------   -----------   -----------   -----------   -----------
TOTAL        15.65 CENTS   14.60 CENTS   14.60 CENTS   14.99 CENTS   15.98 CENTS

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** Includes an additional 0.65 cent per share distribution to meet excise tax requirements.

were beginning to take effect as non-Treasury investment grade sectors began showing signs of improvement.

During the Fund's fiscal year, financial markets faced significant strain from the substantial housing market decline, which precipitated write-offs of various securitized instruments by commercial and investment banks, as well as a significant U.S. economic slowdown. However, despite a lower corporate earnings outlook for the first half of 2008, many analysts anticipated positive earnings growth elsewhere than in the troubled financials sector. In this environment of increased investor risk aversion and weaker economic growth, the equity market came under pressure, and the Standard & Poor's 500 Index (S&P 500) had a -6.70% return for the year ended May 31, 2008.(4)

As a result of the equity market decline, broad financial market risk aversion, economic concerns and pending potential supply from past leveraged buyout transactions, high yield spreads relative to U.S. Treasury securities jumped from 2.7 percentage points in May 2007 to a high of 8.0 percentage points in

(4.) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                                Annual Report | 5

March 2008 before ending the period at 6.4 percentage points.(1) Consequently, for the first time since 2003, high yield valuations were cheap compared with their 10-year average spread of 5.9 percentage points.(1) In terms of fundamentals, default rates have edged higher thus far in 2008 but remained low relative to their historical averages. Valuation levels, however, priced in a meaningful increase in future defaults, driven by a combination of weaker corporate earnings and the lower quality of new high yield issuance that came to market over the past few years.

Although intermediate-term Treasury yields ended the period lower than at the beginning of the period, the high yield market posted a negative total return as yield spreads widened more than three percentage points during the Fund's fiscal year.(1) As may be expected in a period of declining prices, higher-quality portions of the high yield market performed better than lower-quality tiers.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

MANAGER'S DISCUSSION

During the fiscal year, the Fund's somewhat lower exposure to the more distressed and defaulted portions of the high yield market helped performance versus its peers, given those areas' underperformance relative to the high yield market.(5) In addition, certain industry positioning and individual security selection contributed to the Fund's relative performance.

Industry weightings that helped performance relative to the Fund's peers included underweighted exposure to the automotive industry, which underperformed the overall high yield market amid weaker domestic sales due to a softening economy and financially stretched U.S. consumers. Elsewhere, the Fund main-

(5.) For industry weighting comparisons, the Fund's peer group comprises some of the mutual funds found within the Lipper High Current Yield Funds Classification Average. See footnote 1 for a description of the Lipper Average.


                                6 | Annual Report
tained an overweighted allocation to the utilities sector given our assessment of the sector's generally positive fundamental operating outlook and less cyclical nature. As may be expected during the recent period of market volatility, the utilities sector outperformed the overall high yield market during the Fund's fiscal year and therefore contributed to results. Similarly, the Fund's overweighted exposure to the food, beverage and tobacco industry helped relative performance. Although higher materials costs affected certain issuers in this industry, the quality and positive outlook for some companies drove the overall industry to outperform the high yield market as a whole.

Conversely, some of the Fund's industry positioning negatively impacted relative performance. For example, the Fund's heavier media industry exposure weighed on returns as concerns regarding the advertising outlook pressured certain media issuers' corporate bonds, including our holdings in yellow page directory publishers. Given financial market dislocations and concerns about asset write-offs and impairments, the financials sector also underperformed the high yield market during the Fund's fiscal year. Although the Fund held a larger exposure to the financials sector at period-end compared with the beginning of the period, much of the added exposure was purchased during the second half of the fiscal year after many issuers' valuations had fallen. In addition, many of the Fund's financials sector holdings were in investment-grade-rated companies. Finally, similar to the utilities sector, the energy sector also outperformed the overall high yield market as higher commodity prices and energy issuers' generally better credit ratings supported their bonds' prices. The Fund held a somewhat underweighted exposure to energy sector bonds, which detracted from relative performance during the reporting period.

At period-end, based on our analysis we believed weaker domestic economic conditions, tighter financing availability, and the amount of lower-quality supply issued over the past few years might weigh on credit fundamentals in the latter half of 2008 and into 2009. However, in our view, valuations at period-end took many of these considerations into account. We continue to believe that individual security selection will be the key driver of Fund performance, and we will look to our in-house credit analysts for individual credit issuer recommendations.

TOP 10 HOLDINGS BY ISSUER*
5/31/08

ISSUER                                        % OF TOTAL
SECTOR/INDUSTRY                               NET ASSETS
---------------                               ----------
Ford Motor Credit Co. LLC                        2.3%
   AUTOMOBILES & COMPONENTS
GMAC LLC                                         2.1%
   DIVERSIFIED FINANCIALS
Chesapeake Energy Corp.                          1.6%
   ENERGY
Texas Competitive Electric Holdings Co. LLC      1.5%
   UTILITIES
Qwest Communications International Inc.          1.5%
   TELECOMMUNICATION SERVICES
HCA Inc.                                         1.5%
   HEALTH CARE EQUIPMENT & SERVICES
NRG Energy Inc.                                  1.5%
   UTILITIES
MGM Mirage                                       1.4%
   CONSUMER SERVICES
SunGard Data Systems Inc.                        1.4%
   SOFTWARE & SERVICES
Host Marriott LP                                 1.4%
   CONSUMER SERVICES

* Securities are listed by issuer, which may appear by another name in the SOI.


                                Annual Report | 7

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

(PHOTO OF CHRISTOPHER J. MOLUMPHY)


/s/ Christopher J. Molumphy
Christopher J. Molumphy, CFA
Senior Portfolio Manager

(PHOTO OF ERIC G. TAKAHA)


/s/ Eric G. Takaha
Eric G. Takaha, CFA
Portfolio Manager

Franklin High Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                8 | Annual Report

Performance Summary as of 5/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FHAIX)                    CHANGE   5/31/08   5/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$0.16    $2.01     $2.17
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                  $0.1565

CLASS B (SYMBOL: FHIBX)                    CHANGE   5/31/08   5/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$0.16    $2.00     $2.16
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                  $0.1460

CLASS C (SYMBOL: FCHIX)                    CHANGE   5/31/08   5/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$0.16    $2.02     $2.18
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                  $0.1460

CLASS R (SYMBOL: FHIRX)                    CHANGE   5/31/08   5/31/07
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$0.17    $2.02     $2.19
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                  $0.1499

ADVISOR CLASS (SYMBOL: FVHIX)              CHANGE   5/31/08   5/31/07
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      -$0.16    $2.01     $2.17
DISTRIBUTIONS (6/1/07-5/31/08)
Dividend Income                  $0.1598

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                        1-YEAR    5-YEAR   10-YEAR
-------                                        ------    ------   -------
Cumulative Total Return(1)                      +0.02%   +54.33%   +62.72%
Average Annual Total Return(2)                  -4.39%   +8.16%     +4.54%
Value of $10,000 Investment(3)                 $9,561   $14,803   $15,592
Avg. Ann. Total Return (6/30/08)(4)             -4.74%    +6.75%    +4.23%
    Distribution Rate(5)                7.14%
    30-Day Standardized Yield(6)        7.69%
   Total Annual Operating Expenses(7)   0.76%


                                Annual Report | 9

                                                                   INCEPTION
CLASS B                                         1-YEAR    5-YEAR    (1/1/99)
-------                                        -------   -------   ---------
Cumulative Total Return(1)                       -0.51%   +49.89%    +59.98%
Average Annual Total Return(2)                   -4.22%    +8.14%     +5.12%
Value of $10,000 Investment(3)                  $9,578   $14,789    $15,998
Avg. Ann. Total Return (6/30/08)(4)              -4.88%    +6.90%     +4.75%
   Distribution Rate(5)                 6.96%
   30-Day Standardized Yield(6)         7.59%
   Total Annual Operating Expenses(7)   1.26%

CLASS C                                         1-YEAR    5-YEAR    10-YEAR
-------                                        -------   -------   ---------
Cumulative Total Return(1)                       -0.50%   +50.16%    +54.86%
Average Annual Total Return(2)                   -1.42%    +8.47%     +4.47%
Value of $10,000 Investment(3)                  $9,858   $15,016    $15,486
Avg. Ann. Total Return (6/30/08)(4)              -2.10%    +7.14%     +4.16%
   Distribution Rate(5)                 6.89%
   30-Day Standardized Yield(6)         7.58%
   Total Annual Operating Expenses(7)   1.26%

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR    (1/1/02)
-------                                        -------   -------   ---------
Cumulative Total Return(1)                       -0.79%   +51.23%    +69.20%
Average Annual Total Return(2)                   -0.79%    +8.62%     +8.55%
Value of $10,000 Investment(3)                  $9,921   $15,123    $16,920
Avg. Ann. Total Return (6/30/08)(4)              -0.98%    +7.40%     +8.04%
   Distribution Rate(5)                 7.19%
   30-Day Standardized Yield(6)         7.75%
   Total Annual Operating Expenses(7)   1.11%

ADVISOR CLASS                                   1-YEAR    5-YEAR    10-YEAR
-------------                                  -------   -------   ---------
Cumulative Total Return(1)                       +0.18%   +55.43%    +64.93%
Average Annual Total Return(2)                   +0.18%    +9.22%     +5.13%
Value of $10,000 Investment(3)                 $10,018   $15,543    $16,493
Avg. Ann. Total Return (6/30/08)(4)              -0.51%    +7.88%     +4.82%
   Distribution Rate(5)                 7.64%
   30-Day Standardized Yield(6)         8.23%
   Total Annual Operating Expenses(7)   0.61%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                               10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   5/31/08
-------   -------
1-Year     -4.39%
5-Year     +8.16%
10-Year    +4.54%

CLASS A (6/1/98-5/31/08)

(PERFORMANCE GRAPH)

                                             LIPPER HIGH CURRENT
             FRANKLIN HIGH   CREDIT SUISSE       YIELD FUNDS
             INCOME FUND -     HIGH YIELD       CLASSIFICATION
   DATE         CLASS A          INDEX             AVERAGE
   ----      -------------   -------------   -------------------
  6/1/1998      $ 9,582         $10,000            $10,000
 6/30/1998      $ 9,589         $10,021            $10,008
 7/31/1998      $ 9,660         $10,091            $10,072
 8/31/1998      $ 8,944         $ 9,406            $ 9,367
 9/30/1998      $ 8,984         $ 9,405            $ 9,302
10/31/1998      $ 8,824         $ 9,218            $ 9,112
11/30/1998      $ 9,403         $ 9,685            $ 9,600
12/31/1998      $ 9,376         $ 9,663            $ 9,569
 1/31/1999      $ 9,519         $ 9,754            $ 9,726
 2/28/1999      $ 9,422         $ 9,733            $ 9,701
 3/31/1999      $ 9,534         $ 9,822            $ 9,844
 4/30/1999      $ 9,716         $10,039            $10,065
 5/31/1999      $ 9,511         $ 9,930            $ 9,899
 6/30/1999      $ 9,518         $ 9,935            $ 9,901
 7/31/1999      $ 9,525         $ 9,940            $ 9,913
 8/31/1999      $ 9,352         $ 9,852            $ 9,818
 9/30/1999      $ 9,249         $ 9,776            $ 9,770
10/31/1999      $ 9,220         $ 9,728            $ 9,750
11/30/1999      $ 9,413         $ 9,860            $ 9,915
12/31/1999      $ 9,421         $ 9,980            $10,041
 1/31/2000      $ 9,316         $ 9,940            $10,003
 2/29/2000      $ 9,362         $10,002            $10,089
 3/31/2000      $ 9,176         $ 9,851            $ 9,934
 4/30/2000      $ 9,184         $ 9,837            $ 9,906
 5/31/2000      $ 9,035         $ 9,679            $ 9,753
 6/30/2000      $ 9,280         $ 9,896            $ 9,949
 7/31/2000      $ 9,328         $ 9,989            $ 9,996
 8/31/2000      $ 9,417         $10,056            $10,060
 9/30/2000      $ 9,262         $ 9,964            $ 9,932
10/31/2000      $ 8,974         $ 9,654            $ 9,627
11/30/2000      $ 8,558         $ 9,273            $ 9,184
12/31/2000      $ 8,727         $ 9,460            $ 9,386
 1/31/2001      $ 9,319         $10,027            $ 9,978
 2/28/2001      $ 9,404         $10,128            $10,030
 3/31/2001      $ 9,146         $ 9,927            $ 9,776
 4/30/2001      $ 9,015         $ 9,824            $ 9,685
 5/31/2001      $ 9,191         $10,021            $ 9,801
 6/30/2001      $ 8,924         $ 9,865            $ 9,571
 7/31/2001      $ 9,045         $ 9,971            $ 9,645
 8/31/2001      $ 9,167         $10,110            $ 9,724
 9/30/2001      $ 8,470         $ 9,473            $ 9,113
10/31/2001      $ 8,732         $ 9,689            $ 9,332
11/30/2001      $ 9,043         $10,002            $ 9,628
12/31/2001      $ 8,982         $10,009            $ 9,604
 1/31/2002      $ 9,061         $10,102            $ 9,650
 2/28/2002      $ 8,904         $10,031            $ 9,524
 3/31/2002      $ 9,130         $10,260            $ 9,715
 4/30/2002      $ 9,250         $10,423            $ 9,813
 5/31/2002      $ 9,128         $10,387            $ 9,738
 6/30/2002      $ 8,464         $10,025            $ 9,261
 7/31/2002      $ 8,141         $ 9,738            $ 8,948
 8/31/2002      $ 8,216         $ 9,864            $ 9,079
 9/30/2002      $ 8,090         $ 9,743            $ 8,944
10/31/2002      $ 8,014         $ 9,683            $ 8,908
11/30/2002      $ 8,606         $10,195            $ 9,403
12/31/2002      $ 8,673         $10,319            $ 9,492
 1/31/2003      $ 8,898         $10,600            $ 9,682
 2/28/2003      $ 8,967         $10,757            $ 9,806
 3/31/2003      $ 9,290         $11,032            $10,031
 4/30/2003      $ 9,936         $11,595            $10,512
 5/31/2003      $10,103         $11,763            $10,628
 6/30/2003      $10,438         $12,106            $10,898
 7/31/2003      $10,394         $12,009            $10,789
 8/31/2003      $10,570         $12,143            $10,919
 9/30/2003      $10,911         $12,475            $11,185
10/31/2003      $11,258         $12,729            $11,410
11/30/2003      $11,383         $12,904            $11,551
12/31/2003      $11,734         $13,202            $11,822
 1/31/2004      $11,918         $13,458            $12,008
 2/29/2004      $11,932         $13,464            $11,980
 3/31/2004      $11,946         $13,554            $12,037
 4/30/2004      $11,903         $13,535            $11,987
 5/31/2004      $11,686         $13,321            $11,801
 6/30/2004      $11,875         $13,528            $11,962
 7/31/2004      $12,006         $13,701            $12,084
 8/31/2004      $12,257         $13,925            $12,285
 9/30/2004      $12,449         $14,136            $12,455
10/31/2004      $12,703         $14,379            $12,679
11/30/2004      $12,838         $14,562            $12,832
12/31/2004      $13,094         $14,780            $13,009
 1/31/2005      $13,048         $14,778            $12,982
 2/28/2005      $13,308         $14,974            $13,162
 3/31/2005      $12,894         $14,616            $12,810
 4/30/2005      $12,724         $14,472            $12,661
 5/31/2005      $12,988         $14,649            $12,851
 6/30/2005      $13,191         $14,894            $13,058
 7/31/2005      $13,458         $15,098            $13,267
 8/31/2005      $13,474         $15,176            $13,328
 9/30/2005      $13,362         $15,029            $13,229
10/31/2005      $13,250         $14,888            $13,113
11/30/2005      $13,395         $14,990            $13,231
12/31/2005      $13,606         $15,115            $13,346
 1/31/2006      $13,752         $15,309            $13,518
 2/28/2006      $13,900         $15,463            $13,634
 3/31/2006      $13,916         $15,582            $13,690
 4/30/2006      $13,932         $15,687            $13,783
 5/31/2006      $13,882         $15,731            $13,746
 6/30/2006      $13,832         $15,642            $13,676
 7/31/2006      $13,916         $15,777            $13,780
 8/31/2006      $14,137         $15,996            $13,959
 9/30/2006      $14,291         $16,195            $14,118
10/31/2006      $14,515         $16,419            $14,316
11/30/2006      $14,739         $16,717            $14,528
12/31/2006      $14,862         $16,916            $14,689
 1/31/2007      $15,019         $17,110            $14,840
 2/28/2007      $15,249         $17,375            $15,033
 3/31/2007      $15,267         $17,425            $15,074
 4/30/2007      $15,499         $17,672            $15,268
 5/31/2007      $15,589         $17,809            $15,380
 6/30/2007      $15,246         $17,538            $15,118
 7/31/2007      $14,755         $16,986            $14,635
 8/31/2007      $14,993         $17,164            $14,772
 9/30/2007      $15,379         $17,546            $15,112
10/31/2007      $15,472         $17,683            $15,202
11/30/2007      $15,267         $17,354            $14,868
12/31/2007      $15,334         $17,363            $14,887
 1/31/2008      $15,127         $17,088            $14,590
 2/29/2008      $14,917         $16,900            $14,396
 3/31/2008      $14,936         $16,860            $14,358
 4/30/2008      $15,572         $17,523            $14,884
 5/31/2008      $15,592         $17,589            $14,922

AVERAGE ANNUAL TOTAL RETURN

CLASS B                    5/31/08
-------                    -------
1-Year                      -4.22%
5-Year                      +8.14%
Since Inception (1/1/99)    +5.12%

CLASS B (1/1/99-5/31/08)

(PERFORMANCE GRAPH)

                                             LIPPER HIGH CURRENT
             FRANKLIN HIGH   CREDIT SUISSE       YIELD FUNDS
             INCOME FUND -     HIGH YIELD       CLASSIFICATION
   DATE         CLASS B          INDEX             AVERAGE
   ----      -------------   -------------   -------------------
  1/1/1999      $10,000         $10,000            $10,000
 1/31/1999      $10,153         $10,094            $10,164
 2/28/1999      $10,046         $10,073            $10,138
 3/31/1999      $10,123         $10,164            $10,287
 4/30/1999      $10,351         $10,389            $10,518
 5/31/1999      $10,129         $10,277            $10,344
 6/30/1999      $10,133         $10,282            $10,347
 7/31/1999      $10,098         $10,287            $10,359
 8/31/1999      $ 9,947         $10,196            $10,260
 9/30/1999      $ 9,834         $10,117            $10,209
10/31/1999      $ 9,759         $10,068            $10,189
11/30/1999      $ 9,959         $10,204            $10,361
12/31/1999      $10,003         $10,328            $10,493
 1/31/2000      $ 9,887         $10,287            $10,453
 2/29/2000      $ 9,932         $10,350            $10,543
 3/31/2000      $ 9,691         $10,195            $10,381
 4/30/2000      $ 9,736         $10,180            $10,352
 5/31/2000      $ 9,573         $10,017            $10,192
 6/30/2000      $ 9,829         $10,241            $10,397
 7/31/2000      $ 9,876         $10,338            $10,446
 8/31/2000      $ 9,965         $10,407            $10,512
 9/30/2000      $ 9,797         $10,311            $10,379
10/31/2000      $ 9,445         $ 9,990            $10,060
11/30/2000      $ 9,002         $ 9,597            $ 9,597
12/31/2000      $ 9,175         $ 9,790            $ 9,809
 1/31/2001      $ 9,841         $10,376            $10,428
 2/28/2001      $ 9,927         $10,481            $10,482
 3/31/2001      $ 9,650         $10,273            $10,216
 4/30/2001      $ 9,463         $10,167            $10,121
 5/31/2001      $ 9,643         $10,370            $10,242
 6/30/2001      $ 9,405         $10,209            $10,001
 7/31/2001      $ 9,529         $10,319            $10,079
 8/31/2001      $ 9,606         $10,463            $10,162
 9/30/2001      $ 8,916         $ 9,803            $ 9,523
10/31/2001      $ 9,187         $10,027            $ 9,752
11/30/2001      $ 9,509         $10,351            $10,061
12/31/2001      $ 9,441         $10,358            $10,036
 1/31/2002      $ 9,521         $10,455            $10,084
 2/28/2002      $ 9,352         $10,381            $ 9,952
 3/31/2002      $ 9,585         $10,618            $10,152
 4/30/2002      $ 9,708         $10,787            $10,255
 5/31/2002      $ 9,576         $10,749            $10,176
 6/30/2002      $ 8,875         $10,374            $ 9,677
 7/31/2002      $ 8,533         $10,078            $ 9,351
 8/31/2002      $ 8,555         $10,208            $ 9,488
 9/30/2002      $ 8,473         $10,082            $ 9,346
10/31/2002      $ 8,390         $10,021            $ 9,309
11/30/2002      $ 9,007         $10,551            $ 9,827
12/31/2002      $ 9,019         $10,679            $ 9,919
 1/31/2003      $ 9,305         $10,970            $10,117
 2/28/2003      $ 9,373         $11,132            $10,248
 3/31/2003      $ 9,706         $11,417            $10,482
 4/30/2003      $10,321         $11,999            $10,985
 5/31/2003      $10,546         $12,173            $11,107
 6/30/2003      $10,836         $12,529            $11,389
 7/31/2003      $10,843         $12,428            $11,275
 8/31/2003      $11,023         $12,567            $11,410
 9/30/2003      $11,374         $12,910            $11,688
10/31/2003      $11,672         $13,173            $11,923
11/30/2003      $11,857         $13,354            $12,071
12/31/2003      $12,158         $13,663            $12,354
 1/31/2004      $12,402         $13,928            $12,549
 2/29/2004      $12,353         $13,934            $12,519
 3/31/2004      $12,362         $14,027            $12,579
 4/30/2004      $12,372         $14,007            $12,526
 5/31/2004      $12,141         $13,786            $12,332
 6/30/2004      $12,332         $14,000            $12,501
 7/31/2004      $12,403         $14,179            $12,628
 8/31/2004      $12,718         $14,411            $12,838
 9/30/2004      $12,913         $14,629            $13,015
10/31/2004      $13,171         $14,880            $13,249
11/30/2004      $13,306         $15,070            $13,410
12/31/2004      $13,504         $15,296            $13,595
 1/31/2005      $13,452         $15,293            $13,566
 2/28/2005      $13,715         $15,496            $13,755
 3/31/2005      $13,281         $15,126            $13,386
 4/30/2005      $13,099         $14,977            $13,231
 5/31/2005      $13,366         $15,160            $13,429
 6/30/2005      $13,635         $15,414            $13,646
 7/31/2005      $13,840         $15,624            $13,864
 8/31/2005      $13,916         $15,705            $13,928
 9/30/2005      $13,795         $15,553            $13,825
10/31/2005      $13,608         $15,407            $13,703
11/30/2005      $13,817         $15,512            $13,826
12/31/2005      $13,961         $15,642            $13,947
 1/31/2006      $14,106         $15,843            $14,126
 2/28/2006      $14,252         $16,002            $14,248
 3/31/2006      $14,263         $16,126            $14,306
 4/30/2006      $14,342         $16,235            $14,404
 5/31/2006      $14,215         $16,279            $14,365
 6/30/2006      $14,158         $16,188            $14,291
 7/31/2006      $14,239         $16,327            $14,400
 8/31/2006      $14,460         $16,554            $14,587
 9/30/2006      $14,682         $16,760            $14,754
10/31/2006      $14,835         $16,992            $14,960
11/30/2006      $15,059         $17,301            $15,182
12/31/2006      $15,249         $17,506            $15,350
 1/31/2007      $15,411         $17,707            $15,508
 2/28/2007      $15,646         $17,981            $15,710
 3/31/2007      $15,665         $18,032            $15,752
 4/30/2007      $15,903         $18,288            $15,955
 5/31/2007      $15,996         $18,430            $16,072
 6/30/2007      $15,644         $18,149            $15,799
 7/31/2007      $15,140         $17,579            $15,293
 8/31/2007      $15,384         $17,762            $15,437
 9/30/2007      $15,781         $18,158            $15,792
10/31/2007      $15,875         $18,300            $15,887
11/30/2007      $15,666         $17,960            $15,537
12/31/2007      $15,735         $17,969            $15,557
 1/31/2008      $15,522         $17,684            $15,246
 2/29/2008      $15,308         $17,489            $15,043
 3/31/2008      $15,328         $17,449            $15,004
 4/30/2008      $15,981         $18,134            $15,553
 5/31/2008      $15,998         $18,203            $15,594


                               Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

CLASS C   5/31/08
-------   -------
1-Year     -1.42%
5-Year     +8.47%
10-Year    +4.47%

CLASS C (6/1/98-5/31/08)

(PERFORMANCE GRAPH)

                                             LIPPER HIGH CURRENT
             FRANKLIN HIGH   CREDIT SUISSE       YIELD FUNDS
             INCOME FUND -     HIGH YIELD       CLASSIFICATION
   DATE         CLASS C          INDEX             AVERAGE
   ----      -------------   -------------   -------------------
  6/1/1998      $10,000         $10,000            $10,000
 6/30/1998      $10,002         $10,021            $10,008
 7/31/1998      $10,106         $10,091            $10,072
 8/31/1998      $ 9,321         $ 9,406            $ 9,367
 9/30/1998      $ 9,393         $ 9,405            $ 9,302
10/31/1998      $ 9,222         $ 9,218            $ 9,112
11/30/1998      $ 9,821         $ 9,685            $ 9,600
12/31/1998      $ 9,788         $ 9,663            $ 9,569
 1/31/1999      $ 9,933         $ 9,754            $ 9,726
 2/28/1999      $ 9,829         $ 9,733            $ 9,701
 3/31/1999      $ 9,903         $ 9,822            $ 9,844
 4/30/1999      $10,125         $10,039            $10,065
 5/31/1999      $ 9,907         $ 9,930            $ 9,899
 6/30/1999      $ 9,911         $ 9,935            $ 9,901
 7/31/1999      $ 9,877         $ 9,940            $ 9,913
 8/31/1999      $ 9,730         $ 9,852            $ 9,818
 9/30/1999      $ 9,620         $ 9,776            $ 9,770
10/31/1999      $ 9,547         $ 9,728            $ 9,750
11/30/1999      $ 9,743         $ 9,860            $ 9,915
12/31/1999      $ 9,785         $ 9,980            $10,041
 1/31/2000      $ 9,672         $ 9,940            $10,003
 2/29/2000      $ 9,716         $10,002            $10,089
 3/31/2000      $ 9,481         $ 9,851            $ 9,934
 4/30/2000      $ 9,525         $ 9,837            $ 9,906
 5/31/2000      $ 9,366         $ 9,679            $ 9,753
 6/30/2000      $ 9,616         $ 9,896            $ 9,949
 7/31/2000      $ 9,661         $ 9,989            $ 9,996
 8/31/2000      $ 9,748         $10,056            $10,060
 9/30/2000      $ 9,585         $ 9,964            $ 9,932
10/31/2000      $ 9,243         $ 9,654            $ 9,627
11/30/2000      $ 8,811         $ 9,273            $ 9,184
12/31/2000      $ 8,980         $ 9,460            $ 9,386
 1/31/2001      $ 9,629         $10,027            $ 9,978
 2/28/2001      $ 9,712         $10,128            $10,030
 3/31/2001      $ 9,443         $ 9,927            $ 9,776
 4/30/2001      $ 9,260         $ 9,824            $ 9,685
 5/31/2001      $ 9,436         $10,021            $ 9,801
 6/30/2001      $ 9,204         $ 9,865            $ 9,571
 7/31/2001      $ 9,324         $ 9,971            $ 9,645
 8/31/2001      $ 9,398         $10,110            $ 9,724
 9/30/2001      $ 8,726         $ 9,473            $ 9,113
10/31/2001      $ 8,991         $ 9,689            $ 9,332
11/30/2001      $ 9,304         $10,002            $ 9,628
12/31/2001      $ 9,238         $10,009            $ 9,604
 1/31/2002      $ 9,316         $10,102            $ 9,650
 2/28/2002      $ 9,152         $10,031            $ 9,524
 3/31/2002      $ 9,379         $10,260            $ 9,715
 4/30/2002      $ 9,498         $10,423            $ 9,813
 5/31/2002      $ 9,369         $10,387            $ 9,738
 6/30/2002      $ 8,687         $10,025            $ 9,261
 7/31/2002      $ 8,354         $ 9,738            $ 8,948
 8/31/2002      $ 8,376         $ 9,864            $ 9,079
 9/30/2002      $ 8,296         $ 9,743            $ 8,944
10/31/2002      $ 8,163         $ 9,683            $ 8,908
11/30/2002      $ 8,816         $10,195            $ 9,403
12/31/2002      $ 8,828         $10,319            $ 9,492
 1/31/2003      $ 9,106         $10,600            $ 9,682
 2/28/2003      $ 9,171         $10,757            $ 9,806
 3/31/2003      $ 9,496         $11,032            $10,031
 4/30/2003      $10,148         $11,595            $10,512
 5/31/2003      $10,313         $11,763            $10,628
 6/30/2003      $10,649         $12,106            $10,898
 7/31/2003      $10,601         $12,009            $10,789
 8/31/2003      $10,774         $12,143            $10,919
 9/30/2003      $11,116         $12,475            $11,185
10/31/2003      $11,406         $12,729            $11,410
11/30/2003      $11,585         $12,904            $11,551
12/31/2003      $11,878         $13,202            $11,822
 1/31/2004      $12,116         $13,458            $12,008
 2/29/2004      $12,125         $13,464            $11,980
 3/31/2004      $12,134         $13,554            $12,037
 4/30/2004      $12,085         $13,535            $11,987
 5/31/2004      $11,861         $13,321            $11,801
 6/30/2004      $12,046         $13,528            $11,962
 7/31/2004      $12,174         $13,701            $12,084
 8/31/2004      $12,421         $13,925            $12,285
 9/30/2004      $12,611         $14,136            $12,455
10/31/2004      $12,861         $14,379            $12,679
11/30/2004      $12,992         $14,562            $12,832
12/31/2004      $13,245         $14,780            $13,009
 1/31/2005      $13,133         $14,778            $12,982
 2/28/2005      $13,449         $14,974            $13,162
 3/31/2005      $13,027         $14,616            $12,810
 4/30/2005      $12,850         $14,472            $12,661
 5/31/2005      $13,110         $14,649            $12,851
 6/30/2005      $13,308         $14,894            $13,058
 7/31/2005      $13,571         $15,098            $13,267
 8/31/2005      $13,581         $15,176            $13,328
 9/30/2005      $13,464         $15,029            $13,229
10/31/2005      $13,346         $14,888            $13,113
11/30/2005      $13,485         $14,990            $13,231
12/31/2005      $13,690         $15,115            $13,346
 1/31/2006      $13,831         $15,309            $13,518
 2/28/2006      $13,972         $15,463            $13,634
 3/31/2006      $13,983         $15,582            $13,690
 4/30/2006      $13,993         $15,687            $13,783
 5/31/2006      $13,937         $15,731            $13,746
 6/30/2006      $13,882         $15,642            $13,676
 7/31/2006      $13,961         $15,777            $13,780
 8/31/2006      $14,175         $15,996            $13,959
 9/30/2006      $14,323         $16,195            $14,118
10/31/2006      $14,539         $16,419            $14,316
11/30/2006      $14,757         $16,717            $14,528
12/31/2006      $14,872         $16,916            $14,689
 1/31/2007      $15,023         $17,110            $14,840
 2/28/2007      $15,245         $17,375            $15,033
 3/31/2007      $15,256         $17,425            $15,074
 4/30/2007      $15,481         $17,672            $15,268
 5/31/2007      $15,563         $17,809            $15,380
 6/30/2007      $15,215         $17,538            $15,118
 7/31/2007      $14,721         $16,986            $14,635
 8/31/2007      $14,950         $17,164            $14,772
 9/30/2007      $15,327         $17,546            $15,112
10/31/2007      $15,486         $17,683            $15,202
11/30/2007      $15,204         $17,354            $14,868
12/31/2007      $15,265         $17,363            $14,887
 1/31/2008      $15,053         $17,088            $14,590
 2/29/2008      $14,840         $16,900            $14,396
 3/31/2008      $14,852         $16,860            $14,358
 4/30/2008      $15,474         $17,523            $14,884
 5/31/2008      $15,486         $17,589            $14,922

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    5/31/08
-------                    -------
1-Year                      -0.79%
5-Year                      +8.62%
Since Inception (1/1/02)    +8.55%

CLASS R (1/1/02-5/31/08)

(PERFORMANCE GRAPH)

                                             LIPPER HIGH CURRENT
             FRANKLIN HIGH   CREDIT SUISSE       YIELD FUNDS
             INCOME FUND -     HIGH YIELD       CLASSIFICATION
   DATE         CLASS R          INDEX             AVERAGE
   ----      -------------   -------------   -------------------
  1/1/2002      $10,000         $10,000            $10,000
 1/31/2002      $10,036         $10,093            $10,048
 2/28/2002      $ 9,859         $10,022            $ 9,916
 3/31/2002      $10,159         $10,252            $10,116
 4/30/2002      $10,291         $10,414            $10,218
 5/31/2002      $10,152         $10,378            $10,139
 6/30/2002      $ 9,414         $10,016            $ 9,642
 7/31/2002      $ 9,054         $ 9,730            $ 9,317
 8/31/2002      $ 9,079         $ 9,856            $ 9,453
 9/30/2002      $ 8,992         $ 9,734            $ 9,313
10/31/2002      $ 8,849         $ 9,675            $ 9,275
11/30/2002      $ 9,557         $10,186            $ 9,791
12/31/2002      $ 9,571         $10,310            $ 9,883
 1/31/2003      $ 9,874         $10,591            $10,081
 2/28/2003      $ 9,946         $10,747            $10,211
 3/31/2003      $10,300         $11,022            $10,445
 4/30/2003      $11,009         $11,585            $10,945
 5/31/2003      $11,188         $11,752            $11,066
 6/30/2003      $11,555         $12,096            $11,347
 7/31/2003      $11,504         $11,998            $11,234
 8/31/2003      $11,694         $12,132            $11,369
 9/30/2003      $12,066         $12,464            $11,646
10/31/2003      $12,383         $12,718            $11,880
11/30/2003      $12,640         $12,893            $12,028
12/31/2003      $12,960         $13,191            $12,309
 1/31/2004      $13,158         $13,446            $12,504
 2/29/2004      $13,170         $13,452            $12,474
 3/31/2004      $13,181         $13,542            $12,533
 4/30/2004      $13,129         $13,523            $12,481
 5/31/2004      $12,886         $13,310            $12,287
 6/30/2004      $13,090         $13,517            $12,456
 7/31/2004      $13,230         $13,690            $12,583
 8/31/2004      $13,501         $13,913            $12,792
 9/30/2004      $13,774         $14,124            $12,968
10/31/2004      $14,048         $14,366            $13,202
11/30/2004      $14,192         $14,549            $13,361
12/31/2004      $14,402         $14,768            $13,546
 1/31/2005      $14,348         $14,765            $13,517
 2/28/2005      $14,627         $14,961            $13,705
 3/31/2005      $14,170         $14,603            $13,338
 4/30/2005      $13,979         $14,459            $13,183
 5/31/2005      $14,262         $14,637            $13,381
 6/30/2005      $14,549         $14,881            $13,596
 7/31/2005      $14,767         $15,084            $13,814
 8/31/2005      $14,849         $15,162            $13,877
 9/30/2005      $14,724         $15,016            $13,775
10/31/2005      $14,528         $14,875            $13,653
11/30/2005      $14,752         $14,977            $13,776
12/31/2005      $14,905         $15,102            $13,896
 1/31/2006      $15,060         $15,296            $14,075
 2/28/2006      $15,215         $15,449            $14,196
 3/31/2006      $15,229         $15,569            $14,255
 4/30/2006      $15,315         $15,674            $14,352
 5/31/2006      $15,183         $15,717            $14,313
 6/30/2006      $15,124         $15,629            $14,240
 7/31/2006      $15,211         $15,763            $14,348
 8/31/2006      $15,447         $15,982            $14,535
 9/30/2006      $15,685         $16,181            $14,700
10/31/2006      $15,849         $16,405            $14,906
11/30/2006      $16,089         $16,703            $15,127
12/31/2006      $16,292         $16,901            $15,295
 1/31/2007      $16,382         $17,095            $15,452
 2/28/2007      $16,625         $17,360            $15,653
 3/31/2007      $16,716         $17,409            $15,695
 4/30/2007      $16,886         $17,656            $15,898
 5/31/2007      $17,055         $17,794            $16,014
 6/30/2007      $16,679         $17,522            $15,742
 7/31/2007      $16,142         $16,971            $15,238
 8/31/2007      $16,395         $17,149            $15,381
 9/30/2007      $16,810         $17,530            $15,735
10/31/2007      $16,905         $17,668            $15,829
11/30/2007      $16,600         $17,339            $15,481
12/31/2007      $16,748         $17,348            $15,501
 1/31/2008      $16,436         $17,073            $15,191
 2/29/2008      $16,286         $16,885            $14,989
 3/31/2008      $16,303         $16,846            $14,950
 4/30/2008      $16,986         $17,508            $15,497
 5/31/2008      $16,920         $17,574            $15,538


                               12 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS   5/31/08
-------------   -------
1-Year           +0.18%
5-Year           +9.22%
10-Year          +5.13%

ADVISOR CLASS (6/1/98-5/31/08)

(PERFORMANCE GRAPH)

                                             LIPPER HIGH CURRENT
             FRANKLIN HIGH   CREDIT SUISSE       YIELD FUNDS
             INCOME FUND -     HIGH YIELD       CLASSIFICATION
   DATE      ADVISOR CLASS       INDEX             AVERAGE
   ----      -------------   -------------   -------------------
  6/1/1998      $10,000         $10,000            $10,000
 6/30/1998      $10,008         $10,021            $10,008
 7/31/1998      $10,084         $10,091            $10,072
 8/31/1998      $ 9,337         $ 9,406            $ 9,367
 9/30/1998      $ 9,380         $ 9,405            $ 9,302
10/31/1998      $ 9,214         $ 9,218            $ 9,112
11/30/1998      $ 9,820         $ 9,685            $ 9,600
12/31/1998      $ 9,793         $ 9,663            $ 9,569
 1/31/1999      $ 9,944         $ 9,754            $ 9,726
 2/28/1999      $ 9,879         $ 9,733            $ 9,701
 3/31/1999      $ 9,961         $ 9,822            $ 9,844
 4/30/1999      $10,152         $10,039            $10,065
 5/31/1999      $ 9,939         $ 9,930            $ 9,899
 6/30/1999      $ 9,948         $ 9,935            $ 9,901
 7/31/1999      $ 9,956         $ 9,940            $ 9,913
 8/31/1999      $ 9,775         $ 9,852            $ 9,818
 9/30/1999      $ 9,669         $ 9,776            $ 9,770
10/31/1999      $ 9,640         $ 9,728            $ 9,750
11/30/1999      $ 9,843         $ 9,860            $ 9,915
12/31/1999      $ 9,853         $ 9,980            $10,041
 1/31/2000      $ 9,743         $ 9,940            $10,003
 2/29/2000      $ 9,832         $10,002            $10,089
 3/31/2000      $ 9,600         $ 9,851            $ 9,934
 4/30/2000      $ 9,609         $ 9,837            $ 9,906
 5/31/2000      $ 9,453         $ 9,679            $ 9,753
 6/30/2000      $ 9,712         $ 9,896            $ 9,949
 7/31/2000      $ 9,763         $ 9,989            $ 9,996
 8/31/2000      $ 9,858         $10,056            $10,060
 9/30/2000      $ 9,696         $ 9,964            $ 9,932
10/31/2000      $ 9,396         $ 9,654            $ 9,627
11/30/2000      $ 8,962         $ 9,273            $ 9,184
12/31/2000      $ 9,139         $ 9,460            $ 9,386
 1/31/2001      $ 9,761         $10,027            $ 9,978
 2/28/2001      $ 9,896         $10,128            $10,030
 3/31/2001      $ 9,580         $ 9,927            $ 9,776
 4/30/2001      $ 9,445         $ 9,824            $ 9,685
 5/31/2001      $ 9,629         $10,021            $ 9,801
 6/30/2001      $ 9,352         $ 9,865            $ 9,571
 7/31/2001      $ 9,479         $ 9,971            $ 9,645
 8/31/2001      $ 9,607         $10,110            $ 9,724
 9/30/2001      $ 8,926         $ 9,473            $ 9,113
10/31/2001      $ 9,202         $ 9,689            $ 9,332
11/30/2001      $ 9,480         $10,002            $ 9,628
12/31/2001      $ 9,417         $10,009            $ 9,604
 1/31/2002      $ 9,502         $10,102            $ 9,650
 2/28/2002      $ 9,338         $10,031            $ 9,524
 3/31/2002      $ 9,625         $10,260            $ 9,715
 4/30/2002      $ 9,754         $10,423            $ 9,813
 5/31/2002      $ 9,627         $10,387            $ 9,738
 6/30/2002      $ 8,880         $10,025            $ 9,261
 7/31/2002      $ 8,542         $ 9,738            $ 8,948
 8/31/2002      $ 8,622         $ 9,864            $ 9,079
 9/30/2002      $ 8,490         $ 9,743            $ 8,944
10/31/2002      $ 8,410         $ 9,683            $ 8,908
11/30/2002      $ 9,087         $10,195            $ 9,403
12/31/2002      $ 9,105         $10,319            $ 9,492
 1/31/2003      $ 9,342         $10,600            $ 9,682
 2/28/2003      $ 9,470         $10,757            $ 9,806
 3/31/2003      $ 9,756         $11,032            $10,031
 4/30/2003      $10,435         $11,595            $10,512
 5/31/2003      $10,611         $11,763            $10,628
 6/30/2003      $10,965         $12,106            $10,898
 7/31/2003      $10,920         $12,009            $10,789
 8/31/2003      $11,164         $12,143            $10,919
 9/30/2003      $11,466         $12,475            $11,185
10/31/2003      $11,831         $12,729            $11,410
11/30/2003      $12,023         $12,904            $11,551
12/31/2003      $12,334         $13,202            $11,822
 1/31/2004      $12,528         $13,458            $12,008
 2/29/2004      $12,544         $13,464            $11,980
 3/31/2004      $12,560         $13,554            $12,037
 4/30/2004      $12,517         $13,535            $11,987
 5/31/2004      $12,290         $13,321            $11,801
 6/30/2004      $12,490         $13,528            $11,962
 7/31/2004      $12,630         $13,701            $12,084
 8/31/2004      $12,895         $13,925            $12,285
 9/30/2004      $13,162         $14,136            $12,455
10/31/2004      $13,430         $14,379            $12,679
11/30/2004      $13,574         $14,562            $12,832
12/31/2004      $13,782         $14,780            $13,009
 1/31/2005      $13,736         $14,778            $12,982
 2/28/2005      $14,010         $14,974            $13,162
 3/31/2005      $13,575         $14,616            $12,810
 4/30/2005      $13,398         $14,472            $12,661
 5/31/2005      $13,678         $14,649            $12,851
 6/30/2005      $13,893         $14,894            $13,058
 7/31/2005      $14,177         $15,098            $13,267
 8/31/2005      $14,195         $15,176            $13,328
 9/30/2005      $14,080         $15,029            $13,229
10/31/2005      $13,963         $14,888            $13,113
11/30/2005      $14,186         $14,990            $13,231
12/31/2005      $14,341         $15,115            $13,346
 1/31/2006      $14,498         $15,309            $13,518
 2/28/2006      $14,655         $15,463            $13,634
 3/31/2006      $14,674         $15,582            $13,690
 4/30/2006      $14,694         $15,687            $13,783
 5/31/2006      $14,643         $15,731            $13,746
 6/30/2006      $14,592         $15,642            $13,676
 7/31/2006      $14,683         $15,777            $13,780
 8/31/2006      $14,918         $15,996            $13,959
 9/30/2006      $15,082         $16,195            $14,118
10/31/2006      $15,320         $16,419            $14,316
11/30/2006      $15,560         $16,717            $14,528
12/31/2006      $15,690         $16,916            $14,689
 1/31/2007      $15,857         $17,110            $14,840
 2/28/2007      $16,101         $17,375            $15,033
 3/31/2007      $16,121         $17,425            $15,074
 4/30/2007      $16,368         $17,672            $15,268
 5/31/2007      $16,464         $17,809            $15,380
 6/30/2007      $16,103         $17,538            $15,118
 7/31/2007      $15,586         $16,986            $14,635
 8/31/2007      $15,917         $17,164            $14,772
 9/30/2007      $16,327         $17,546            $15,112
10/31/2007      $16,427         $17,683            $15,202
11/30/2007      $16,135         $17,354            $14,868
12/31/2007      $16,209         $17,363            $14,887
 1/31/2008      $15,992         $17,088            $14,590
 2/29/2008      $15,773         $16,900            $14,396
 3/31/2008      $15,795         $16,860            $14,358
 4/30/2008      $16,470         $17,523            $14,884
 5/31/2008      $16,493         $17,589            $14,922

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. IN ADDITION, INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Distribution rate is based on an annualization of the respective class's
     May dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 5/31/08.

(6.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/08.

(7.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(8.) Source: Credit Suisse; Lipper Inc. The CS High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the 12-month period ended 5/31/08, there were 460 funds in this category. Lipper calculations do not include sales charges.


                               Annual Report | 13

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                             VALUE 12/1/07      VALUE 5/31/08   PERIOD* 12/1/07-5/31/08
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $1,021.30              $3.74
Hypothetical (5% return before expenses)         $1,000           $1,021.30              $3.74

CLASS B
Actual                                           $1,000           $1,018.50              $6.31
Hypothetical (5% return before expenses)         $1,000           $1,018.75              $6.31

CLASS C
Actual                                           $1,000           $1,018.60              $6.31
Hypothetical (5% return before expenses)         $1,000           $1,018.75              $6.31

CLASS R
Actual                                           $1,000           $1,019.30              $5.55
Hypothetical (5% return before expenses)         $1,000           $1,019.50              $5.55

ADVISOR CLASS
Actual                                           $1,000           $1,022.20              $3.03
Hypothetical (5% return before expenses)         $1,000           $1,022.00              $3.03

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.74%; B: 1.25%; C: 1.25%; R: 1.10%; and
     Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                               Annual Report | 15

Franklin High Income Trust

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH INCOME FUND

                                                                               YEAR ENDED MAY 31,
                                                   --------------------------------------------------------------------------
CLASS A                                               2008            2007            2006            2005            2004
-------                                            ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $     2.17      $     2.08      $     2.09      $     2.02      $     1.88
                                                   ----------      ----------      ----------      ----------      ----------
Income from investment operations(a):
   Net investment income(b) ....................         0.15            0.15            0.15            0.16            0.16
   Net realized and unrealized gains (losses) ..        (0.15)           0.10           (0.01)           0.06            0.13
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............           --            0.25            0.14            0.22            0.29
                                                   ----------      ----------      ----------      ----------      ----------
Less distributions from net investment income ..        (0.16)          (0.16)          (0.15)          (0.15)          (0.15)
                                                   ----------      ----------      ----------      ----------      ----------
Redemption fees ................................          --(d)           --(d)           --(d)           --(d)           --(d)
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ...................   $     2.01      $     2.17      $     2.08      $     2.09      $     2.02
                                                   ----------      ----------      ----------      ----------      ----------

Total return(c) ................................         0.02%          12.29%           6.89%          11.14%          15.67%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................         0.74%(e)        0.76%(e)        0.75%(e)        0.74%(e)        0.75%(e)
Net investment income ..........................         7.62%           7.33%           7.17%           7.40%           7.73%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $2,044,744      $2,278,898      $2,165,990      $2,233,772      $2,172,749
Portfolio turnover rate ........................        31.17%          38.27%          29.26%          30.19%          44.07%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                                          YEAR ENDED MAY 31,
                                                   ----------------------------------------------------------------
CLASS B                                              2008          2007          2006          2005          2004
-------                                            --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $   2.16      $   2.07      $   2.08      $   2.02      $   1.88
                                                   --------      --------      --------      --------      --------
Income from investment operations(a):
   Net investment income(b) ....................       0.14          0.14          0.14          0.14          0.15
   Net realized and unrealized gains (losses) ..      (0.15)         0.09         (0.01)         0.06          0.13
                                                   --------      --------      --------      --------      --------
Total from investment operations ...............      (0.01)         0.23          0.13          0.20          0.28
                                                   --------      --------      --------      --------      --------
Less distributions from net investment income ..      (0.15)        (0.14)        (0.14)        (0.14)        (0.14)
                                                   --------      --------      --------      --------      --------
Redemption fees ................................         --(d)         --(d)         --(d)         --(d)         --(d)
                                                   --------      --------      --------      --------      --------
Net asset value, end of year ...................   $   2.00      $   2.16      $   2.07      $   2.08      $   2.02
                                                   --------      --------      --------      --------      --------

Total return(c) ................................      (0.51)%       11.78%         6.35%        10.09%        15.12%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................       1.25%(e)      1.26%(e)      1.25%(e)      1.24%(e)      1.25%(e)
Net investment income ..........................       7.11%         6.83%         6.67%         6.90%         7.23%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $114,793      $164,690      $184,076      $207,881      $207,680
Portfolio turnover rate ........................      31.17%        38.27%        29.26%        30.19%        44.07%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                                 Annual Report | 17

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                                          YEAR ENDED MAY 31,
                                                   ----------------------------------------------------------------
CLASS C                                              2008          2007          2006          2005          2004
-------                                            --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $   2.18      $   2.09      $   2.10      $   2.03      $   1.89
                                                   --------      --------      --------      --------      --------
Income from investment operations(a):
   Net investment income(b) ....................       0.15          0.14          0.14          0.15          0.15
   Net realized and unrealized gains (losses) ..      (0.16)         0.09         (0.01)         0.06          0.13
                                                   --------      --------      --------      --------      --------
Total from investment operations ...............      (0.01)         0.23          0.13          0.21          0.28
                                                   --------      --------      --------      --------      --------
Less distributions from net investment income ..      (0.15)        (0.14)        (0.14)        (0.14)        (0.14)
                                                   --------      --------      --------      --------      --------
Redemption fees ................................         --(d)         --(d)         --(d)         --(d)         --(d)
                                                   --------      --------      --------      --------      --------
Net asset value, end of year ...................   $   2.02      $   2.18      $   2.09      $   2.10      $   2.03
                                                   --------      --------      --------      --------      --------

Total return(c) ................................      (0.50)%       11.67%         6.31%        10.53%        15.01%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................       1.25%(e)      1.26%(e)      1.25%(e)      1.24%(e)      1.25%(e)
Net investment income ..........................       7.11%         6.83%         6.67%         6.90%         7.23%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $332,785      $384,421      $361,701      $388,250      $416,171
Portfolio turnover rate ........................      31.17%        38.27%        29.26%        30.19%        44.07%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               18 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                                      YEAR ENDED MAY 31,
                                                   --------------------------------------------------------
CLASS R                                              2008         2007        2006        2005        2004
-------                                            -------      -------      ------      ------      ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  2.19      $  2.09      $ 2.10      $ 2.03      $ 1.89
                                                   -------      -------      ------      ------      ------
Income from investment operations(a):
   Net investment income(b) ....................      0.15         0.15        0.14        0.15        0.15
   Net realized and unrealized gains (losses) ..     (0.17)        0.10       (0.01)       0.06        0.13
                                                   -------      -------      ------      ------      ------
Total from investment operations ...............     (0.02)        0.25        0.13        0.21        0.28
                                                   -------      -------      ------      ------      ------
Less distributions from net investment income ..     (0.15)       (0.15)      (0.14)      (0.14)      (0.14)
                                                   -------      -------      ------      ------      ------
Redemption fees ................................        --(d)        --(d)       --(d)       --(d)       --(d)
                                                   -------      -------      ------      ------      ------
Net asset value, end of year ...................   $  2.02      $  2.19      $2.09       $ 2.10      $ 2.03
                                                   -------      -------      ------      ------      ------

Total return(c) ................................     (0.79)%      12.33%       6.45%      10.68%      15.17%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................      1.10%(e)     1.11%(e)    1.10%(e)    1.09%(e)    1.10%(e)
Net investment income ..........................      7.26%        6.98%       6.82%       7.05%       7.38%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $35,766      $26,671      $9,972      $5,300      $3,467
Portfolio turnover rate ........................     31.17%       38.27%      29.26%      30.19%      44.07%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 19

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                                        YEAR ENDED MAY 31,
                                                   -----------------------------------------------------------
ADVISOR CLASS                                        2008         2007         2006         2005         2004
-------------                                      -------      -------      -------      -------      -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  2.17      $  2.08      $  2.09      $  2.02      $  1.88
                                                   -------      -------      -------      -------      -------
Income from investment operations(a):
   Net investment income(b) ....................      0.16         0.16         0.15         0.16         0.16
   Net realized and unrealized gains (losses) ..     (0.16)        0.09        (0.01)        0.06         0.13
                                                   -------      -------      -------      -------      -------
Total from investment operations ...............        --         0.25         0.14         0.22         0.29
                                                   -------      -------      -------      -------      -------
Less distributions from net investment income ..     (0.16)       (0.16)       (0.15)       (0.15)       (0.15)
                                                   -------      -------      -------      -------      -------
Redemption fees ................................        --(c)        --(c)        --(c)        --(c)        --(c)
                                                   -------      -------      -------      -------      -------
Net asset value, end of year ...................   $  2.01      $  2.17      $  2.08      $  2.09      $  2.02
                                                   -------      -------      -------      -------      -------

Total return ...................................      0.18%       12.44%        7.06%       11.29%       15.82%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................      0.60%(d)     0.61%(d)     0.60%(d)     0.59%(d)     0.60%(d)
Net investment income ..........................      7.76%        7.48%        7.32%        7.55%        7.88%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $56,656      $56,593      $43,502      $28,231      $37,569
Portfolio turnover rate ........................     31.17%       38.27%       29.26%       30.19%       44.07%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               20 | Annual Report

Franklin High Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008

                                                                                                        PRINCIPAL
FRANKLIN HIGH INCOME FUND                                                                 COUNTRY       AMOUNT(A)         VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS 96.4%
      (b) SENIOR FLOATING RATE INTERESTS 2.1%
          CONSUMER SERVICES 0.3%
      (c) OSI Restaurant Partners LLC (Outback),
             Pre-Funded Revolving Credit, 2.67%, 6/14/13 ..........................    United States   $   735,294   $      636,213
             Term Loan B, 5.00%, 6/14/14 ..........................................    United States     9,264,706        8,016,287
                                                                                                                     --------------
                                                                                                                          8,652,500
                                                                                                                     --------------
          MEDIA 0.3%
          Univision Communications Inc., Initial Term Loan, 4.63% - 5.149%,
             9/29/14 ..............................................................    United States    10,000,000        8,475,630
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 1.0%
          Intelsat Subsidiary Holding Co. Ltd., Bridge Loan, 6.50%, 1/15/13 .......       Bermuda       25,000,000       24,603,750
                                                                                                                     --------------
          UTILITIES 0.5%
          Dynegy Holdings Inc.,
             Term L/C Facility, 4.363%, 4/02/13 ...................................    United States    13,861,332       13,171,731
             Term Loan B, 4.363%, 4/02/13 .........................................    United States     1,135,814        1,079,307
                                                                                                                     --------------
                                                                                                                         14,251,038
                                                                                                                     --------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $52,046,136)                                                        55,982,918
                                                                                                                     --------------
          CORPORATE BONDS 91.7%
          AUTOMOBILES & COMPONENTS 4.0%
      (d) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ..........    United States    20,000,000       18,950,000
          Ford Motor Credit Co. LLC, senior note,
             5.80%, 1/12/09 .......................................................    United States    40,000,000       39,251,240
             9.875%, 8/10/11 ......................................................    United States    20,000,000       18,936,960
      (d) TRW Automotive Inc., senior note, 144A,
             7.00%, 3/15/14 .......................................................    United States     8,800,000        8,360,000
             7.25%, 3/15/17 .......................................................    United States    20,000,000       18,800,000
                                                                                                                     --------------
                                                                                                                        104,298,200
                                                                                                                     --------------
          BANKS 0.9%
          Citigroup Capital XXI, pfd., junior sub. bond, 8.30%, 12/21/77 ..........    United States    15,000,000       15,043,410
      (e) Wells Fargo Capital XIII, 7.70%, Perpetual ..............................    United States     8,000,000        8,024,736
                                                                                                                     --------------
                                                                                                                         23,068,146
                                                                                                                     --------------
          CAPITAL GOODS 2.9%
          L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .............    United States    15,000,000       14,550,000
      (d) Nortek Inc., senior note, 144A, 10.00%, 12/01/13 ........................    United States    10,350,000       10,337,062
          RBS Global & Rexnord Corp.,
             senior note, 9.50%, 8/01/14 ..........................................    United States    18,000,000       18,135,000
             senior sub. note, 11.75%, 8/01/16 ....................................    United States     9,100,000        8,963,500
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .................    United States    26,000,000       22,880,000
                                                                                                                     --------------
                                                                                                                         74,865,562
                                                                                                                     --------------
          COMMERCIAL SERVICES & SUPPLIES 3.1%
          Allied Waste North America Inc.,
             senior note, 7.875%, 4/15/13 .........................................    United States    21,600,000       22,194,000
             senior secured note, 6.875%, 6/01/17 .................................    United States     4,000,000        3,890,000


                               Annual Report | 21

Franklin High Income Trust

                                                                                                        PRINCIPAL
FRANKLIN HIGH INCOME FUND                                                                 COUNTRY       AMOUNT(A)         VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
          ARAMARK Corp., senior note,
              8.50%, 2/01/15 ......................................................    United States   $29,000,000   $   29,833,750
          (b) FRN, 6.373%, 2/01/15 ................................................    United States     4,050,000        3,908,250
    (f,g) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ...........    United States     9,053,899               --
          JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 .......    United States    20,000,000       20,100,000
    (f,g) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .................    United States    10,000,000           50,000
                                                                                                                     --------------
                                                                                                                         79,976,000
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 2.7%
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..........................    United States    26,000,000       23,335,000
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ....................    United States    20,000,000       20,075,000
          KB Home, senior note,
             6.25%, 6/15/15 .......................................................    United States    20,000,000       17,850,000
             7.25%, 6/15/18 .......................................................    United States    10,000,000        9,400,000
                                                                                                                     --------------
                                                                                                                         70,660,000
                                                                                                                     --------------
          CONSUMER SERVICES 7.2%
          Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................    United States    10,000,000        8,412,500
      (d) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ..........................    United States    18,000,000       13,185,000
          Host Marriott LP, senior note,
             K, 7.125%, 11/01/13 ..................................................    United States    20,000,000       19,900,000
             M, 7.00%, 8/15/12 ....................................................    United States     7,100,000        7,126,625
             Q, 6.75%, 6/01/16 ....................................................    United States     9,500,000        9,262,500
          MGM MIRAGE, senior note,
             6.625%, 7/15/15 ......................................................    United States    33,000,000       28,545,000
             6.875%, 4/01/16 ......................................................    United States    10,000,000        8,625,000
      (d) Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 .............    United States    10,000,000        7,150,000
          Pinnacle Entertainment Inc., senior sub. note,
             8.25%, 3/15/12 .......................................................    United States     6,000,000        6,075,000
             8.75%, 10/01/13 ......................................................    United States    14,100,000       14,523,000
          Royal Caribbean Cruises Ltd.,
             senior deb., 7.25%, 3/15/18 ..........................................    United States    17,000,000       15,300,000
             senior note, 8.00%, 5/15/10 ..........................................    United States     4,200,000        4,294,500
             senior note, 6.875%, 12/01/13 ........................................    United States    13,800,000       12,765,000
          Station Casinos Inc.,
             senior note, 6.00%, 4/01/12 ..........................................    United States     9,300,000        7,858,500
             senior sub. note, 6.50%, 2/01/14 .....................................    United States     7,000,000        4,445,000
             senior sub. note, 6.875%, 3/01/16 ....................................    United States    15,000,000        9,206,250
          Universal City Development, senior note, 11.75%, 4/01/10 ................    United States    10,000,000       10,312,500
                                                                                                                     --------------
                                                                                                                        186,986,375
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 5.4%
          CIT Group Inc., senior note, 7.625%, 11/30/12                                United States    18,750,000       17,270,944
          GMAC LLC, 6.875%, 9/15/11 ...............................................    United States    65,000,000       54,839,070
          Lehman Brothers Holdings Inc., senior note,
             6.20%, 9/26/14 .......................................................    United States    17,000,000       16,428,936
             7.00%, 9/27/27 .......................................................    United States     8,000,000        7,379,512


                               22 | Annual Report

Franklin High Income Trust

                                                                                                        PRINCIPAL
FRANKLIN HIGH INCOME FUND                                                                 COUNTRY       AMOUNT(A)         VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          DIVERSIFIED FINANCIALS (CONTINUED)
          Merrill Lynch & Co. Inc.,
             6.875%, 4/25/18 ......................................................    United States   $ 5,000,000   $    4,910,140
             senior note, 6.40%, 8/28/17 ..........................................    United States    20,000,000       19,096,740
          Morgan Stanley,
             senior note, 6.625%, 4/01/18 .........................................    United States     5,000,000        4,930,260
             sub. note, 4.75%, 4/01/14 ............................................    United States    15,000,000       13,844,550
                                                                                                                     --------------
                                                                                                                        138,700,152
                                                                                                                     --------------
          ENERGY 10.0%
          Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 ...............    United States    14,000,000       14,525,000
          Chesapeake Energy Corp., senior note,
             6.625%, 1/15/16 ......................................................    United States    10,000,000        9,750,000
             6.25%, 1/15/18 .......................................................    United States    27,600,000       26,013,000
             6.875%, 11/15/20 .....................................................    United States     5,000,000        4,781,250
          El Paso Corp., senior note, 6.875%, 6/15/14 .............................    United States    20,000,000       20,164,720
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................    United States    27,000,000       26,257,500
      (d) MarkWest Energy Partners LP, senior note, 144A, 8.75%, 4/15/18 ..........    United States    15,600,000       16,419,000
          Peabody Energy Corp., senior note,
             7.375%, 11/01/16 .....................................................    United States     6,900,000        7,089,750
             B, 6.875%, 3/15/13 ...................................................    United States    10,000,000       10,150,000
      (d) Petroplus Finance Ltd., senior note, 144A,
             6.75%, 5/01/14 .......................................................     Switzerland     20,000,000       18,650,000
             7.00%, 5/01/17 .......................................................     Switzerland      6,400,000        5,808,000
          Plains Exploration & Production Co., senior note, 7.625%, 6/01/18 .......    United States    25,400,000       25,654,000
          Pride International Inc., senior note, 7.35%, 7/15/14 ...................    United States    10,000,000       10,225,000
      (d) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ................    United States    11,800,000       12,006,500
          Tesoro Corp., senior note, 6.50%, 6/01/17 ...............................    United States    25,000,000       22,468,750
          The Williams Cos. Inc., senior note,
             7.875%, 9/01/21 ......................................................    United States    13,100,000       14,344,500
             8.75%, 3/15/32 .......................................................    United States    13,000,000       15,210,000
                                                                                                                     --------------
                                                                                                                        259,516,970
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 2.8%
          Dean Foods Inc., senior note, 7.00%, 6/01/16 ............................    United States    13,750,000       12,890,625
          Dole Food Co. Inc., senior note,
             8.625%, 5/01/09 ......................................................    United States       500,000          492,500
             7.25%, 6/15/10 .......................................................    United States     1,325,000        1,235,562
          Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ............    United States    30,000,000       31,461,360
          Smithfield Foods Inc., senior note,
             7.00%, 8/01/11 .......................................................    United States    18,900,000       18,616,500
             7.75%, 5/15/13 .......................................................    United States     7,500,000        7,443,750
                                                                                                                     --------------
                                                                                                                         72,140,297
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SERVICES 6.7%
          DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...........................    United States    30,000,000       29,475,000
          FMC Finance III SA, senior note, 6.875%, 7/15/17 ........................       Germany       15,000,000       14,925,000


                                 Annual Report | 23

Franklin High Income Trust

                                                                                                        PRINCIPAL
FRANKLIN HIGH INCOME FUND                                                                 COUNTRY       AMOUNT(A)         VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
          HCA Inc.,
             senior note, 6.50%, 2/15/16 ..........................................    United States   $ 6,300,000   $    5,504,625
             senior secured note, 9.125%, 11/15/14 ................................    United States    32,000,000       33,520,000
          Tenet Healthcare Corp., senior note,
             7.375%, 2/01/13 ......................................................    United States    10,000,000        9,375,000
             9.875%, 7/01/14 ......................................................    United States    15,000,000       15,075,000
    (b,h) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%,
             3/15/12 ..............................................................    United States    26,341,000       21,599,620
          United Surgical Partners International Inc., senior sub. note,
              8.875%, 5/01/17 .....................................................    United States     8,500,000        8,372,500
          (h) PIK, 9.25%, 5/01/17 .................................................    United States    10,000,000        9,850,000
          Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14 .............................................................    United States    25,000,000       25,812,500
                                                                                                                     --------------
                                                                                                                        173,509,245
                                                                                                                     --------------
          MATERIALS 8.9%
          Crown Americas Inc., senior note, 7.75%, 11/15/15 .......................    United States    28,000,000       29,540,000
          Freeport-McMoRan Copper & Gold Inc., senior note,
             8.25%, 4/01/15 .......................................................    United States     6,700,000        7,111,273
             8.375%, 4/01/17 ......................................................    United States    17,400,000       18,734,406
          Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ..........    United States    20,000,000       21,500,000
      (d) Ineos Group Holdings PLC, senior sub. note, 144A, 8.50%, 2/15/16 ........   United Kingdom    28,000,000       21,910,000
          Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...................    United States     5,000,000        5,346,650
          Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................    United States    30,000,000       31,725,000
          NewPage Corp., senior secured note,
              10.00%, 5/01/12 .....................................................    United States    20,000,000       21,400,000
          (d) 144A, 10.00%, 5/01/12 ...............................................    United States     5,000,000        5,350,000
          Novelis Inc., senior note, 7.25%, 2/15/15 ...............................       Canada        30,000,000       28,350,000
          Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .......    United States     5,000,000        5,087,500
          Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ........................    United States    22,000,000       22,660,000
          Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 .............       Ireland       12,600,000       11,497,500
                                                                                                                     --------------
                                                                                                                        230,212,329
                                                                                                                     --------------
          MEDIA 12.1%
    (f,g) Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 .......       Germany       38,000,000            3,800
          CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ....................       Canada        29,000,000       26,752,500
          CCH I Holdings LLC, senior note, 13.50%, 1/15/14 ........................    United States    15,500,000       12,167,500
          CCH II LLC, senior note, 10.25%, 9/15/10 ................................    United States    33,800,000       33,800,000
          CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18 .........................................    United States     8,000,000        7,560,000
             senior note, 6.75%, 4/15/12 ..........................................    United States     7,750,000        7,556,250
          Dex Media Inc.,
             B, 8.00%, 11/15/13 ...................................................    United States     7,500,000        6,000,000
             senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
             11/15/13 .............................................................    United States    12,600,000        9,828,000
          DIRECTV Holdings LLC, senior note,
              8.375%, 3/15/13 .....................................................    United States    10,000,000       10,375,000
          (d) 144A, 7.625%, 5/15/16 ...............................................    United States    23,375,000       23,404,219


                               24 | Annual Report

Franklin High Income Trust

                                                                                                        PRINCIPAL
FRANKLIN HIGH INCOME FUND                                                                 COUNTRY       AMOUNT(A)         VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          MEDIA (CONTINUED)
          Dish Network Corp., senior note,
             6.375%, 10/01/11 .....................................................    United States   $10,000,000   $    9,900,000
             7.125%, 2/01/16 ......................................................    United States    17,300,000       16,608,000
          Idearc Inc., senior note, 8.00%, 11/15/16 ...............................    United States    28,000,000       20,160,000
          Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ....................    United States    27,800,000       26,340,500
          Liberty Media Corp., senior note, 5.70%, 5/15/13 ........................    United States    22,000,000       20,235,512
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................    United States    10,000,000        9,537,500
          Quebecor Media Inc., senior note, 7.75%, 3/15/16 ........................       Canada        27,500,000       27,087,500
          R.H. Donnelley Corp.,
             senior disc. note, A-1, 6.875%, 1/15/13 ..............................    United States       900,000          607,500
             senior disc. note, A-2, 6.875%, 1/15/13 ..............................    United States     1,600,000        1,080,000
             senior note, A-3, 8.875%, 1/15/16 ....................................    United States    20,000,000       13,800,000
          Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ....................    United States    10,000,000        8,437,500
      (d) Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
             9/01/14 ..............................................................    United States    10,000,000       10,750,000
    (d,h) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
             3/15/15 ..............................................................    United States    15,000,000       11,400,000
                                                                                                                     --------------
                                                                                                                        313,391,281
                                                                                                                     --------------
          RETAILING 2.0%
          Dollar General Corp., senior note, 10.625%, 7/15/15 .....................    United States    25,000,000       24,625,000
          Michaels Stores Inc., senior note, 10.00%, 11/01/14 .....................    United States    28,000,000       26,040,000
                                                                                                                     --------------
                                                                                                                         50,665,000
                                                                                                                     --------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
          Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 .............    United States    17,800,000       15,842,000
                                                                                                                     --------------
          SOFTWARE & SERVICES 3.2%
      (d) First Data Corp., senior note, 144A, 9.875%, 9/24/15 ....................    United States    23,200,000       21,025,000
          Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ....................    United States    22,250,000       23,807,500
    (f,g) PSINet Inc., senior note, 11.00%, 8/01/09 ...............................    United States    18,750,000            1,875
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .........................................    United States    11,100,000       11,488,500
             senior sub. note, 10.25%, 8/15/15 ....................................    United States    24,175,000       25,262,875
                                                                                                                     --------------
                                                                                                                         81,585,750
                                                                                                                     --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 2.4%
          Celestica Inc., senior sub. note,
             7.875%, 7/01/11 ......................................................       Canada        13,400,000       13,517,250
             7.625%, 7/01/13 ......................................................       Canada         4,550,000        4,504,500
      (d) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ................       Canada        17,500,000       17,368,750
          Sanmina-SCI Corp.,
          (b,d) senior note, 144A, FRN, 5.55%, 6/15/14 ............................    United States     5,000,000        4,700,000
                senior sub. note, 6.75%, 3/01/13 ..................................    United States    14,600,000       13,541,500
                senior sub. note, 8.125%, 3/01/16 .................................    United States    10,000,000        9,450,000
                                                                                                                     --------------
                                                                                                                         63,082,000
                                                                                                                     --------------


                                 Annual Report | 25

Franklin High Income Trust

                                                                                                        PRINCIPAL
FRANKLIN HIGH INCOME FUND                                                                 COUNTRY       AMOUNT(A)         VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          TELECOMMUNICATION SERVICES 8.0%
      (d) American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ................    United States   $10,000,000   $   10,025,000
      (d) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ..................       Jamaica       29,000,000       26,680,000
          Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
             10.375% thereafter, 11/15/12 .........................................   United Kingdom    30,000,000       30,150,000
      (g) Iridium LLC, senior note, D, 10.875%, 7/15/05 ...........................       Bermuda       17,000,000          127,500
          Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
             thereafter, 2/01/15 ..................................................       Bermuda        5,000,000        4,250,000
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ....................    United States    25,000,000       24,156,250
          Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .......     Luxembourg      11,700,000       12,489,750
          Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 .............    United States    10,000,000        8,055,310
          Qwest Communications International Inc., senior note,
             7.50%, 2/15/14 .......................................................   United States     20,000,000       19,700,000
             B, 7.50%, 2/15/14 ....................................................   United States     20,000,000       19,700,000
    (f,g) RSL Communications PLC, senior note,
             10.125%, 3/01/08 .....................................................   United Kingdom    44,500,000          712,000
             12.00%, 11/01/08 .....................................................   United Kingdom     6,250,000          125,000
          Virgin Media Finance PLC, senior note, 8.75%, 4/15/14 ...................   United Kingdom     8,900,000        8,788,750
      (d) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ........        Italy        28,000,000       30,100,000
          Windstream Corp., senior note, 8.625%, 8/01/16 ..........................    United States    10,000,000       10,387,500
                                                                                                                     --------------
                                                                                                                        205,447,060
                                                                                                                     --------------
          UTILITIES 8.8%
          The AES Corp., senior note,
              8.00%, 10/15/17 .....................................................    United States    20,000,000       20,175,000
          (d) 144A, 8.00%, 6/01/20 ................................................    United States     5,000,000        4,937,500
          Aquila Inc., senior note, 14.875%, 7/01/12 ..............................    United States    20,800,000       24,856,000
          Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ......................    United States    15,000,000       15,150,000
          Edison Mission Energy, senior note, 7.00%, 5/15/17 ......................    United States    28,000,000       27,510,000
          ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ..........    United States     5,406,000        5,522,029
      (d) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ..................     Netherlands     15,000,000       15,825,000
          Mirant North America LLC, senior note, 7.375%, 12/31/13 .................    United States    21,700,000       21,971,250
          NRG Energy Inc., senior note,
             7.25%, 2/01/14 .......................................................    United States     8,500,000        8,351,250
             7.375%, 2/01/16 ......................................................    United States    20,000,000       19,550,000
             7.375%, 1/15/17 ......................................................    United States    10,000,000        9,800,000
          PNM Resources Inc., senior note, 9.25%, 5/15/15 .........................    United States    12,300,000       12,822,750
      (d) Texas Competitive Electric Holdings Co. LLC, senior note, 144A, 20.25%,
             11/01/15 .............................................................    United States    39,000,000       40,023,750
                                                                                                                     --------------
                                                                                                                        226,494,529
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $2,542,086,274) .............................                                   2,370,440,896
                                                                                                                     --------------


                               26 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND                                                                 COUNTRY         SHARES          VALUE
-------------------------                                                             --------------   -----------   --------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS 0.1%
          AUTOMOBILES & COMPONENTS 0.0%(i)
  (f,j,k) Cambridge Industries Liquidating Trust Interest .........................    United States     4,853,892   $       36,404
    (k,l) Harvard Industries Inc. .................................................    United States       793,966           12,704
                                                                                                                     --------------
                                                                                                                             49,108
                                                                                                                     --------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%
  (f,j,k) Goss Holdings Inc., B ...................................................    United States       211,174               --
(f,j,k,l) VS Holdings Inc. ........................................................    United States     1,685,375               --
                                                                                                                     --------------
                                                                                                                                 --
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 0.1%
          Sprint Nextel Corp. .....................................................    United States       163,094        1,526,560
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $29,553,602) ..................................                                       1,575,668
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 1.0%
          UTILITIES 1.0%
          CMS Energy Trust I, 7.75%, cvt. pfd. ....................................    United States       530,000       25,767,593
                                                                                                                     --------------
          PREFERRED STOCKS 1.5%
          BANKS 0.5%
          FHLMC, 8.375%, pfd. .....................................................    United States       551,900       13,852,690
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 1.0%
          JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub. note ..................    United States    25,000,000       24,967,875
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $38,877,779) ...............................                                      38,820,565
                                                                                                                     --------------
          TOTAL LONG TERM INVESTMENTS (COST $2,689,063,791) .......................                                   2,492,587,640
                                                                                                                     --------------
          SHORT TERM INVESTMENT (COST $51,298,828) 2.0%
          MONEY MARKET FUND 2.0%
      (m) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.18% ....    United States    51,298,828       51,298,828
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $2,740,362,619) 98.4% ...........................                                   2,543,886,468
          OTHER ASSETS, LESS LIABILITIES 1.6% .....................................                                      40,857,924
                                                                                                                     --------------
          NET ASSETS 100.0% .......................................................                                  $2,584,744,392
                                                                                                                     ==============

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC - Federal Home Loan Mortgage Corp.
FRN   - Floating Rate Note
L/C   - Letter of Credit
PIK   - Payment-In-Kind


                               Annual Report | 27

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a delayed delivery basis. See
     Note 1(c).

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2008, the aggregate value of these securities was $373,164,781, representing 14.44% of net assets.

(e)  Perpetual bond with no stated maturity date.

(f) Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2008, the aggregate value of these securities was $929,079, representing 0.04% of net assets.

(g)  See Note 8 regarding defaulted securities.

(h)  Income may be received in additional securities and/or cash.

(i)  Rounds to less than 0.1% of net assets.

(j)  See Note 9 regarding restricted securities.

(k)  Non-income producing for the twelve months ended May 31, 2008.

(l)  See Note 10 regarding holdings of 5% voting securities.

(m) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               28 | Annual Report

Franklin High Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008

                                                                FRANKLIN HIGH
                                                                 INCOME FUND
                                                               --------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..........................   $2,661,839,930
      Cost - Non-controlled affiliated issuers (Note 10) ...       27,223,861
      Cost - Sweep Money Fund (Note 7) .....................       51,298,828
                                                               --------------
      Total cost of investments ............................   $2,740,362,619
                                                               --------------
      Value - Unaffiliated issuers .........................   $2,492,574,936
      Value - Non-controlled affiliated issuers (Note 10) ..           12,704
      Value - Sweep Money Fund (Note 7) ....................       51,298,828
                                                               --------------
      Total value of investments ...........................    2,543,886,468
   Cash ....................................................            2,573
   Receivables:
      Investment securities sold ...........................        7,835,556
      Capital shares sold ..................................        5,167,557
      Interest .............................................       47,028,057
                                                               --------------
         Total assets ......................................    2,603,920,211
                                                               --------------
Liabilities:
   Payables:
      Investment securities purchased ......................       12,706,839
      Capital shares redeemed ..............................        4,441,340
      Affiliates ...........................................        1,650,004
   Accrued expenses and other liabilities ..................          377,636
                                                               --------------
         Total liabilities .................................       19,175,819
                                                               --------------
            Net assets, at value ...........................   $2,584,744,392
                                                               ==============
Net assets consist of:
   Paid-in capital .........................................   $3,777,402,359
   Undistributed net investment income .....................        2,091,074
   Net unrealized appreciation (depreciation) ..............     (196,476,151)
   Accumulated net realized gain (loss) ....................     (998,272,890)
                                                               --------------
            Net assets, at value ...........................   $2,584,744,392
                                                               ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 29

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

May 31, 2008

                                                                FRANKLIN HIGH
                                                                 INCOME FUND
                                                               --------------
CLASS A:
   Net assets, at value ....................................   $2,044,744,294
                                                               --------------
   Shares outstanding ......................................    1,019,143,672
                                                               --------------
   Net asset value per share(a) ............................   $         2.01
                                                               --------------
   Maximum offering price per share (net asset
      value per share / 95.75%) ............................   $         2.10
                                                               --------------

CLASS B:
   Net assets, at value ....................................   $  114,793,157
                                                               --------------
   Shares outstanding ......................................       57,377,011
                                                               --------------
   Net asset value and maximum offering price per
      share(a) .............................................   $         2.00
                                                               --------------

CLASS C:
   Net assets, at value ....................................   $  332,784,703
                                                               --------------
   Shares outstanding ......................................      164,927,345
                                                               --------------
   Net asset value and maximum offering price per
      share(a) .............................................   $         2.02
                                                               --------------

CLASS R:
   Net assets, at value ....................................   $   35,766,228
                                                               --------------
   Shares outstanding ......................................       17,678,947
                                                               --------------
   Net asset value and maximum offering price per
      share(a) .............................................   $         2.02
                                                               --------------

ADVISOR CLASS:
   Net assets, at value ....................................   $   56,656,010
                                                               --------------
   Shares outstanding ......................................       28,216,873
                                                               --------------
   Net asset value and maximum offering price per
      share(a) .............................................   $         2.01
                                                               --------------

(a) Redemption price is equal to net asset values less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                               30 | Annual Report

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the year ended May 31, 2008

                                                                FRANKLIN HIGH
                                                                 INCOME FUND
                                                               --------------
Investment income:
   Dividends:
      Unaffiliated issuers .................................   $   4,454,803
      Sweep Money Fund (Note 7) ............................       1,578,884
   Interest ................................................     212,566,183
                                                               -------------
         Total investment income ...........................     218,599,870
                                                               -------------
Expenses:
   Management fees (Note 3a) ...............................      11,844,673
   Distribution fees: (Note 3c)
      Class A ..............................................       2,974,029
      Class B ..............................................         870,186
      Class C ..............................................       2,206,915
      Class R ..............................................         156,345
   Transfer agent fees (Note 3e) ...........................       3,172,591
   Custodian fees (Note 4) .................................          45,545
   Reports to shareholders .................................         221,355
   Registration and filing fees ............................         134,268
   Professional fees .......................................          74,904
   Trustees' fees and expenses .............................         121,093
   Other ...................................................          63,521
                                                               -------------
         Total expenses ....................................      21,885,425
         Expense reductions (Note 4) .......................         (43,348)
                                                               -------------
            Net expenses ...................................      21,842,077
                                                               -------------
               Net investment income .......................     196,757,793
                                                               -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ...............     (25,710,007)
   Net change in unrealized appreciation (depreciation)
      on investments .......................................    (188,327,872)
                                                               -------------
Net realized and unrealized gain (loss) ....................    (214,037,879)
                                                               -------------
Net increase (decrease) in net assets resulting
   from operations .........................................   $ (17,280,086)
                                                               =============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 31

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FRANKLIN HIGH INCOME FUND
                                                                      YEAR ENDED MAY 31,
                                                               -------------------------------
                                                                    2008             2007
                                                               --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................   $  196,757,793   $  202,393,147
      Net realized gain (loss) from investments and
         foreign currency transactions .....................      (25,710,007)       9,780,538
      Net change in unrealized appreciation (depreciation)
         on investments and translation of assets and
         liabilities denominated in foreign currencies .....     (188,327,872)     110,438,495
                                                               --------------   --------------
         Net increase (decrease) in net assets resulting
            from operations ................................      (17,280,086)     322,612,180
                                                               --------------   --------------
   Distributions to shareholders from net investment income:
      Class A ..............................................     (158,674,643)    (160,952,274)
      Class B ..............................................       (9,703,289)     (12,151,738)
      Class C ..............................................      (24,333,028)     (24,870,231)
      Class R ..............................................       (2,259,223)      (1,137,700)
      Advisor Class ........................................       (3,799,920)      (3,151,026)
                                                               --------------   --------------
   Total distributions to shareholders .....................     (198,770,103)    (202,262,969)
                                                               --------------   --------------
   Capital share transactions: (Note 2)
      Class A ..............................................      (64,393,064)      18,406,322
      Class B ..............................................      (37,943,951)     (26,802,872)
      Class C ..............................................      (23,405,612)       6,879,667
      Class R ..............................................       11,368,320       15,867,265
      Advisor Class ........................................        3,877,919       11,322,373
                                                               --------------   --------------
   Total capital share transactions ........................     (110,496,388)      25,672,755
                                                               --------------   --------------
   Redemption fees .........................................           17,209           10,405
                                                               --------------   --------------
         Net increase (decrease) in net assets .............     (326,529,368)     146,032,371
Net assets:
   Beginning of year .......................................    2,911,273,760    2,765,241,389
                                                               --------------   --------------
   End of year .............................................   $2,584,744,392   $2,911,273,760
                                                               ==============   ==============
Undistributed net investment income included in net assets:
   End of year .............................................   $    2,091,074   $    4,270,910
                                                               ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               32 | Annual Report

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN HIGH INCOME FUND

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations


                               Annual Report | 33

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.   SECURITY VALUATION (CONTINUED)

of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B.   FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C.   SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                                34| Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E.   SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

F.   INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of May 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

G.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax


                               Annual Report | 35

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

H.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.   REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

J.   GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                36| Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2.   SHARES OF BENEFICIAL INTEREST

At May 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                                                    YEAR ENDED MAY 31,
                                                               -----------------------------------------------------------
                                                                           2008                           2007
                                                               ----------------------------   ----------------------------
                                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                               ------------   -------------   ------------   -------------
CLASS A SHARES:
   Shares sold .............................................    173,560,166   $ 352,675,042    167,086,572   $ 352,987,155
   Shares issued in reinvestment
      of distributions .....................................     43,619,445      88,682,262     42,036,612      88,282,838
   Shares redeemed .........................................   (248,147,886)   (505,750,368)  (200,619,926)   (422,863,671)
                                                               ------------   -------------   ------------   -------------
   Net increase (decrease) .................................    (30,968,275)  $ (64,393,064)     8,503,258   $  18,406,322
                                                               ============   =============   ============   =============
CLASS B SHARES:
   Shares sold .............................................      2,503,992   $   5,095,261      4,258,757   $   8,932,696
   Shares issued in reinvestment
      of distributions .....................................      2,473,506       5,020,836      2,962,238       6,201,722
   Shares redeemed .........................................    (23,696,720)    (48,060,048)   (19,868,243)    (41,937,290)
                                                               ------------   -------------   ------------   -------------
   Net increase (decrease) .................................    (18,719,222)  $ (37,943,951)   (12,647,248)  $ (26,802,872)
                                                               ============   =============   ============   =============
CLASS C SHARES:
   Shares sold .............................................     28,407,791   $  57,913,739     36,921,389   $  78,412,697
   Shares issued in reinvestment
      of distributions .....................................      6,936,322      14,182,632      6,874,576      14,529,946
   Shares redeemed .........................................    (46,644,741)    (95,501,983)   (40,663,462)    (86,062,976)
                                                               ------------   -------------   ------------   -------------
   Net increase (decrease) .................................    (11,300,628)  $ (23,405,612)     3,132,503   $   6,879,667
                                                               ============   =============   ============   =============
CLASS R SHARES:
   Shares sold .............................................     10,895,936   $  22,400,635      9,288,959   $  19,844,896
   Shares issued in reinvestment
      of distributions .....................................      1,079,632       2,207,881        509,302       1,082,440
   Shares redeemed .........................................     (6,488,823)    (13,240,196)    (2,366,263)     (5,060,071)
                                                               ------------   -------------   ------------   -------------
   Net increase (decrease) .................................      5,486,745   $  11,368,320      7,431,998   $  15,867,265
                                                               ============   =============   ============   =============
ADVISOR CLASS SHARES:
   Shares sold .............................................     14,933,482   $  30,164,185     13,865,520   $  29,376,905
   Shares issued in reinvestment
      of distributions .....................................      1,298,268       2,635,367        958,863       2,023,080
   Shares redeemed .........................................    (14,064,067)    (28,921,633)    (9,689,331)    (20,077,612)
                                                               ------------   -------------   ------------   -------------
   Net increase (decrease) .................................      2,167,683   $   3,877,919      5,135,052   $  11,322,373
                                                               ============   =============   ============   =============


                               Annual Report | 37

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

3.   TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                             AFFILIATION
----------                                             -----------
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor    Transfer agent
   Services)

A.   MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------                        ----------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         Over $20 billion, up to and including $35 billion
       0.355%         Over $35 billion, up to and including $50 billion
       0.350%         In excess of $50 billion

Prior to January 1, 2008, the Fund paid fees to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------                        ----------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $10 billion
       0.440%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         Over $20 billion, up to and including $35 billion
       0.355%         Over $35 billion, up to and including $50 billion
       0.350%         In excess of $50 billion


                                38| Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............................................................    0.15%
Class B ...............................................................    0.65%
Class C ...............................................................    0.65%
Class R ...............................................................    0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
    broker/dealers ..................................................   $438,872
Contingent deferred sales charges retained ..........................   $202,037

E. TRANSFER AGENT FEES

For the year ended May 31, 2008, the Fund paid transfer agent fees of $3,172,591, of which $2,135,432 was retained by Investor Services.


                               Annual Report | 39

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2009 ............................................................   $110,946,729
2010 ............................................................    147,493,159
2011 ............................................................    273,783,877
2012 ............................................................    273,526,078
2013 ............................................................     57,417,407
2014 ............................................................    100,393,648
                                                                    ------------
                                                                    $963,560,898
                                                                    ============

During the year ended May 31, 2008, the Fund utilized $7,745,500 of capital loss carryforwards.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2008, the Fund deferred realized capital losses of $34,711,940.

The tax character of distributions paid during the years ended May 31, 2008 and 2007, was as follows:

                                                         2008           2007
                                                     ------------   ------------
Distributions paid from
   ordinary income ...............................   $198,770,103   $202,262,969

At May 31, 2008, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:


                               40 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

5. INCOME TAXES (CONTINUED)

Cost of investments ..........................................   $2,744,240,075
                                                                 --------------
Unrealized appreciation ......................................   $   43,354,546
Unrealized depreciation ......................................     (243,708,153)
                                                                 --------------
Net unrealized appreciation (depreciation) ...................   $ (200,353,607)
                                                                 --------------
Undistributed ordinary income ................................   $    6,225,197
                                                                 --------------

Net investment income differ for financial statement and tax purposes primarily due to differing treatments of payments-in-kind and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2008, aggregated $795,871,237 and $944,571,796, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 92.54% of its portfolio invested in high yield, senior secured floating rate notes or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At May 31, 2008, the aggregate value of these securities was $1,020,175, representing 0.04% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.


                               Annual Report | 41

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At May 31, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                      ACQUISITION
SHARES                            ISSUER                                  DATE         COST       VALUE
---------   -------------------------------------------------------   -----------   ----------   -------
4,853,892   Cambridge Industries Liquidating Trust Interest .......      1/09/02    $       --   $36,404
  211,174   (a) Goss Holdings Inc., B .............................     11/17/99       422,348        --
1,685,375   VS Holdings Inc. ......................................     12/06/01     1,685,375        --
                                                                                                 -------
            TOTAL RESTRICTED SECURITIES (0.00%(b)of Net Assets) ...                              $36,404
                                                                                                 =======

(a) The Fund also invests in unrestricted securities of the issuer, valued at $0 as of May 31, 2008.

(b)  Rounds to less than 0.01% of net assets.

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the year ended May 31, 2008, were as shown below.

                                     NUMBER OF                              NUMBER
                                      SHARES                              OF SHARES    VALUE
                                      HELD AT                              HELD AT     AT END                  REALIZED
                                     BEGINNING      GROSS       GROSS       END OF       OF     INVESTMENT     CAPITAL
NAME OF ISSUER                        OF YEAR    ADDITIONS   REDUCTIONS      YEAR       YEAR      INCOME     GAIN (LOSS)
---------------------------------   ----------   ---------   ----------   ---------   -------   ----------   -----------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. .........      793,966       --          --         793,966   $12,704      $--           $--
VS Holdings Inc. ................    1,685,375       --          --       1,685,375        --       --            --
                                                                                      -------      ---           ---
   TOTAL AFFILIATED SECURITIES
      (0.00%(a) of Net Assets)...                                                     $12,704      $--           $--
                                                                                      =======      ===           ===

(a)  Rounds to less than 0.01% of net assets.


                               42 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                               Annual Report | 43

Franklin High Income Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN HIGH INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin High Income Fund (the "Fund") at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 18, 2008


                               44 | Annual Report

Franklin High Income Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN HIGH INCOME FUND

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $169,498,019 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2008.


                               Annual Report | 45

Franklin High Income Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                         NUMBER OF PORTFOLIOS IN
      NAME, YEAR OF BIRTH                                LENGTH OF        FUND COMPLEX OVERSEEN
          AND ADDRESS                 POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------   ---------------   ------------------   -----------------------   ---------------------------------
HARRIS J. ASHTON (1932)           Trustee           Since 2007           143                       Bar-S Foods (meat packing
One Franklin Parkway                                                                               company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)          Trustee           Since 1982           122                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-January 2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                   Trustee           Since 2007           122                       Chevron Corporation (global
One Franklin Parkway                                                                               energy company) and ICO Global
San Mateo, CA 94403-1906                                                                           Communications (Holdings) Limited
                                                                                                   (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).

EDITH E. HOLIDAY (1952)           Trustee           Since 2005           143                       Hess Corporation (exploration and
One Franklin Parkway                                                                               refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                           Heinz Company (processed foods
                                                                                                   and allied products), RTI
                                                                                                   International Metals, Inc.
                                                                                                   (manufacture and distribution of
                                                                                                   titanium), Canadian National
                                                                                                   Railway (railroad) and White
                                                                                                   Mountains Insurance Group, Ltd.
                                                                                                   (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               46 | Annual Report

                                                                         NUMBER OF PORTFOLIOS IN
      NAME, YEAR OF BIRTH                                LENGTH OF        FUND COMPLEX OVERSEEN
          AND ADDRESS                 POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------   ---------------   ------------------   -----------------------   ---------------------------------
FRANK W.T. LAHAYE (1929)          Trustee           Since 1998           122                       Center for Creative Land
One Franklin Parkway                                                                               Recycling (brownfield
San Mateo, CA 94403-1906                                                                           redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)             Trustee           Since 2007           143                       Hess Corporation (exploration and
One Franklin Parkway                                                                               refining of oil and gas) and
San Mateo, CA 94403-1906                                                                           Sentient Jet (private jet
                                                                                                   service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.

LARRY D. THOMPSON (1945)          Trustee           Since 2007           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)             Lead              Trustee since        122                       None
One Franklin Parkway              Independent       2007 and Lead
San Mateo, CA 94403-1906          Trustee           Independent
                                                    Trustee since
                                                    January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                         NUMBER OF PORTFOLIOS IN
       NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
          AND ADDRESS                 POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------   ---------------   ------------------   -----------------------   ---------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and       Since 2007           143                       None
One Franklin Parkway              Chairman of
San Mateo, CA 94403-1906          the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 47

                                                                         NUMBER OF PORTFOLIOS IN
    NAME, YEAR OF BIRTH                                  LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                 POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------   ---------------   ------------------   -----------------------   ---------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee,          Trustee since        56                        None
One Franklin Parkway              President and     1978 and
San Mateo, CA 94403-1906          Chief             President since
                                  Executive         1989 and Chief
                                  Officer -         Executive Officer
                                  Investment        - Investment
                                  Management        Management
                                                    since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.

JAMES M. DAVIS (1952)             Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway              Compliance        Officer since 2004
San Mateo, CA 94403-1906          Officer and       and Vice
                                  Vice President    President - AML
                                  - AML             Compliance since
                                  Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)         Treasurer,        Treasurer since      Not Applicable            Not Applicable
One Franklin Parkway              Chief Financial   2004, Chief
San Mateo, CA 94403-1906          Officer and       Financial Officer
                                  Chief             and Chief
                                  Accounting        Accounting Officer
                                  Officer           since February
                                                    2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

JIMMY D. GAMBILL (1947)           Vice President    Since February       Not Applicable            Not Applicable
500 East Broward Blvd.                              2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)              Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.


                               48 | Annual Report

                                                                         NUMBER OF PORTFOLIOS IN
      NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
          AND ADDRESS                 POSITION          TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-------------------------------   ---------------   ------------------   -----------------------   ---------------------------------
KAREN L. SKIDMORE (1952)          Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway              and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)              Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

GALEN G. VETTER (1951)            Senior Vice       Since February       Not Applicable            Not Applicable
500 East Broward Blvd.            President and     2008
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Executive
                                  Officer -
                                  Finance and
                                  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               Annual Report | 49

Franklin High Income Trust

SHAREHOLDER INFORMATION

FRANKLIN HIGH INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin High Income Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, brokerage commissions and execution, pricing and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund


                               50 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended December 31, 2007, as well as the previous 10 years ended on such date in comparison to a performance universe consisting of all retail and institutional high current yield funds as selected by Lipper. The Fund's income return during 2007, as shown in such report, was in the second-highest quintile of such performance universe and on an annualized basis was also in the second-highest quintile of such performance universe for the previous three-, five- and 10-year periods. The Fund's total return during 2007 as shown in the Lipper report was in the highest quintile of such performance universe, and on an annualized basis was in either the highest or second-highest quintile of such performance universe for each of the previous three-, five- and 10-year periods. The Board expressed its satisfaction with such performance.


                               Annual Report | 51

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate for the Fund was in the second least expensive quintile of its Lipper expense group, while its actual total expenses were in the least expensive quintile of such group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of


                               52 | Annual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through investment management fee breakpoints so that as a fund grows in size, its effective investment management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $7.25 billion of assets, with additional breakpoints continuing thereafter. At December 31, 2007, the Fund had net assets of approximately $2.6 billion. In considering such fee structure, the Board took into account management's position that fees reach a relatively low rate quickly and that such low rate, in effect, reflects anticipated economies of scale as assets increase as shown in the Fund's favorable contractual investment management fee and total expense comparisons within its Lipper expense group. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                               Annual Report | 53

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               54 | Annual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $49,247 for the fiscal year ended May 31, 2008 and $43,885 for the fiscal year ended May 31, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended May 31, 2008 and $46,000 for the fiscal year ended May 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended May 31, 2008 and $46,000 for the fiscal year ended May 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  July 25, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  July 25, 2008